Wells Fargo Advantage Mid Cap Growth Fund
SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
For Discovery Fund, Enterprise Fund, Growth Opportunities Fund and Mid Cap Growth Fund
AND
WELLS FARGO ADVANTAGE VT FUNDS
For VT Discovery Fund
(each, a “Fund”)

The principal investment strategy in the Mid Cap Growth Fund’s section entitled “Fund Summaries” is replaced with the following:

We invest principally in the equity securities of medium-capitalization companies. We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap® Index, which ranged from approximately  $348 million to  $14.2 billion as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model or other similar valuation techniques to assess a firm's future profit growth in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

The following risk description is added to the section entitled "Fund Summaries" for the Growth Opportunities Fund and the Mid Cap Growth Fund:

Sector Emphasis Risk

Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

March 21, 2011                                        SCAM031/P203SP

The principal investment strategy in the Mid Cap Growth Fund’s section entitled “Fund Summaries” is replaced with the following:

We invest principally in the equity securities of medium-capitalization companies. We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap® Index, which ranged from approximately  $348 million to  $14.2 billion as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model or other similar valuation techniques to assess a firm's future profit growth in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

The following risk description is added to the section entitled "Fund Summaries" for the Growth Opportunities Fund and the Mid Cap Growth Fund:

Sector Emphasis Risk

Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Wells Fargo Advantage Growth Opportunities Fund
SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
For Discovery Fund, Enterprise Fund, Growth Opportunities Fund and Mid Cap Growth Fund
AND
WELLS FARGO ADVANTAGE VT FUNDS
For VT Discovery Fund
(each, a “Fund”)

The principal investment strategy in the Growth Opportunities Fund's section entitled "Fund Summaries" is replaced with the following:

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model or other similar valuation techniques to assess a firm's future profit growth in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

The following risk description is added to the section entitled "Fund Summaries" for the Growth Opportunities Fund and the Mid Cap Growth Fund:

Sector Emphasis Risk

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

March 21, 2011                                        SCAM031/P203SP

The principal investment strategy in the Growth Opportunities Fund's section entitled "Fund Summaries" is replaced with the following:

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model or other similar valuation techniques to assess a firm's future profit growth in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

The following risk description is added to the section entitled "Fund Summaries" for the Growth Opportunities Fund and the Mid Cap Growth Fund:

Sector Emphasis Risk

Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Wells Fargo Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 21, 2011
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Wells Fargo Advantage Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
For Discovery Fund, Enterprise Fund, Growth Opportunities Fund and Mid Cap Growth Fund
AND
WELLS FARGO ADVANTAGE VT FUNDS
For VT Discovery Fund
(each, a “Fund”)

The principal investment strategy in the Mid Cap Growth Fund’s section entitled “Fund Summaries” is replaced with the following:

We invest principally in the equity securities of medium-capitalization companies. We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap® Index, which ranged from approximately  $348 million to  $14.2 billion as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model or other similar valuation techniques to assess a firm's future profit growth in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

The following risk description is added to the section entitled "Fund Summaries" for the Growth Opportunities Fund and the Mid Cap Growth Fund:

Sector Emphasis Risk

Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

March 21, 2011                                        SCAM031/P203SP

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The principal investment strategy in the Mid Cap Growth Fund’s section entitled “Fund Summaries” is replaced with the following:

We invest principally in the equity securities of medium-capitalization companies. We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap® Index, which ranged from approximately  $348 million to  $14.2 billion as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model or other similar valuation techniques to assess a firm's future profit growth in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following risk description is added to the section entitled "Fund Summaries" for the Growth Opportunities Fund and the Mid Cap Growth Fund:

Sector Emphasis Risk

Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Wells Fargo Advantage Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
For Discovery Fund, Enterprise Fund, Growth Opportunities Fund and Mid Cap Growth Fund
AND
WELLS FARGO ADVANTAGE VT FUNDS
For VT Discovery Fund
(each, a “Fund”)

The principal investment strategy in the Growth Opportunities Fund's section entitled "Fund Summaries" is replaced with the following:

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model or other similar valuation techniques to assess a firm's future profit growth in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

The following risk description is added to the section entitled "Fund Summaries" for the Growth Opportunities Fund and the Mid Cap Growth Fund:

Sector Emphasis Risk

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

March 21, 2011                                        SCAM031/P203SP

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The principal investment strategy in the Growth Opportunities Fund's section entitled "Fund Summaries" is replaced with the following:

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was  $25.9 million to  $6.6 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model or other similar valuation techniques to assess a firm's future profit growth in order to set price objectives. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following risk description is added to the section entitled "Fund Summaries" for the Growth Opportunities Fund and the Mid Cap Growth Fund:

Sector Emphasis Risk

Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.